Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Details) - Cincinnati Financial Corporation - EBP, Employer, Common Stock - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment in employer stock, shares	482,110	467,384
Employer Stock Cost	$ 37,068,695	$ 33,243,553
Employer Stock Dividend Income	$ 1,560,211	$ 1,458,930